CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING REVENUES
Sales Revenue Net	$ 6,645	$ 7,101	$ 11,596
Type of Revenue [Extensible List]		gigm:DigitalEntertainmentServiceRevenuesMember	gigm:DigitalEntertainmentServiceRevenuesMember
COSTS OF REVENUES
Cost of goods and services sold	(3,064)	$ (3,585)	$ (5,098)
Type of Cost, Good or Service [Extensible List]		gigm:DigitalEntertainmentServiceRevenuesMember	gigm:DigitalEntertainmentServiceRevenuesMember
GROSS PROFIT	3,581	$ 3,516	$ 6,498
OPERATING EXPENSES
Product development and engineering expenses	(1,186)	(1,091)	(1,072)
Selling and marketing expenses	(1,995)	(3,297)	(3,993)
General and administrative expenses	(3,182)	(3,684)	(3,528)
Impairment loss on property, plant and equipment (Note 4)	(109)
Impairment loss on intangible assets (Note 4)	(15)
Impairment loss on prepaid licensing and royalty fees (Notes 3 and 4)	(85)	(244)
Gain on termination of licensing agreement (Note 3)			1,732
Bad debt expense (Note 6)	(24)	(23)	(127)
Operating Expenses	(6,596)	(8,339)	(6,988)
LOSS FROM OPERATIONS	(3,015)	(4,823)	(490)
NON-OPERATING INCOME (EXPENSES)
Interest income	1,483	1,302	602
Interest expense			(34)
Foreign exchange gain (loss), net	(68)	267	(551)
Net loss on equity investments			(24)
Impairment loss on investments			(52)
Other	(59)	61	(36)
Nonoperating Income (Expense), Total	1,356	1,630	(95)
LOSS BEFORE INCOME TAXES	(1,659)	(3,193)	(585)
INCOME TAX BENEFIT (Note 15)			1,671
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	$ (1,659)	$ (3,193)	$ 1,086
EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO GIGAMEDIA
Basic and Diluted:	$ (0.15)	$ (0.29)	$ 0.10
WEIGHTED AVERAGE SHARES USED TO COMPUTE EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS (Note 2)
Basic	11,052	11,052	11,052
Diluted	11,052	11,052	11,052